Average Annual Total Returns{- Fidelity Advisor® Leveraged Company Stock Fund} - 07.31 Fidelity Advisor Leveraged Company Stock Fund AMCIZ PRO-11 - Fidelity Advisor® Leveraged Company Stock Fund	Fidelity Advisor Leveraged Company Stock Fund-Class A Return Before Taxes Past 1 year	Fidelity Advisor Leveraged Company Stock Fund-Class A Return Before Taxes Past 5 years	Fidelity Advisor Leveraged Company Stock Fund-Class A Return Before Taxes Past 10 years	Fidelity Advisor Leveraged Company Stock Fund-Class A After Taxes on Distributions Past 1 year	Fidelity Advisor Leveraged Company Stock Fund-Class A After Taxes on Distributions Past 5 years	Fidelity Advisor Leveraged Company Stock Fund-Class A After Taxes on Distributions Past 10 years	Fidelity Advisor Leveraged Company Stock Fund-Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Leveraged Company Stock Fund-Class A After Taxes on Distributions and Sales Past 5 years	Fidelity Advisor Leveraged Company Stock Fund-Class A After Taxes on Distributions and Sales Past 10 years	Fidelity Advisor Leveraged Company Stock Fund-Class M Return Before Taxes Past 1 year	Fidelity Advisor Leveraged Company Stock Fund-Class M Return Before Taxes Past 5 years	Fidelity Advisor Leveraged Company Stock Fund-Class M Return Before Taxes Past 10 years	Fidelity Advisor Leveraged Company Stock Fund-Class C Return Before Taxes Past 1 year	Fidelity Advisor Leveraged Company Stock Fund-Class C Return Before Taxes Past 5 years	Fidelity Advisor Leveraged Company Stock Fund-Class C Return Before Taxes Past 10 years	Fidelity Advisor Leveraged Company Stock Fund-Class I Return Before Taxes Past 1 year	Fidelity Advisor Leveraged Company Stock Fund-Class I Return Before Taxes Past 5 years	Fidelity Advisor Leveraged Company Stock Fund-Class I Return Before Taxes Past 10 years	Fidelity Advisor Leveraged Company Stock Fund-Class Z Return Before Taxes Past 1 year	Fidelity Advisor Leveraged Company Stock Fund-Class Z Return Before Taxes Past 5 years	Fidelity Advisor Leveraged Company Stock Fund-Class Z Return Before Taxes Since Inception		Fidelity Advisor Leveraged Company Stock Fund-Class Z Return Before Taxes Inception Date	RS006 Past 1 year	RS006 Past 5 years	RS006 Past 10 years	IXXVV Past 1 year	IXXVV Past 5 years	IXXVV Past 10 years
Total	21.49%	11.05%	10.21%	20.60%	7.85%	8.54%	13.25%	7.98%	7.99%	24.11%	11.31%	10.21%	26.93%	11.54%	10.03%	29.24%	12.68%	11.16%	29.41%	12.82%	9.93%	[1]	Aug. 13, 2013	17.10%	13.40%	12.41%	15.40%	8.58%	6.74%

[1]	(a)Since inception August 13, 2013.